THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JANUARY 6, 2006.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  x  ]; Amendment Number: 2

  This Amendment (Check only one.):               [ ] is a restatement.
                                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
Address:          1440 Kiewit Plaza
                  Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
Title:            Vice President
Phone:            402-346-1400

Signature, Place, and Date of Signing:

/s/ Marc D. Hamburg                         Omaha, NE                                   January 17, 2006
--------------------------------            ------------------------------              ----------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ x ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number      Name

       28-5194                   General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                           7
                                                                 -------------------

Form 13F Information Table Entry Total:                                      5
                                                                 -------------------

Form 13F Information Table Value Total:                         $      589,151
                                                                 --------------------
                                                                          (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER            NAME
      1.        28-5678                         Berkshire Hathaway Life Insurance Co. of Nebraska
      2.        28-                             BH Columbia Inc.
      3.        28-554                          Buffett, Warren E.
      4.        28-1517                         Columbia Insurance Co.
      5.        28-                             National Fire & Marine
      6.        28-718                          National Indemnity Co.
      7.        28-717                          OBH Inc.

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2005

                                                                      Column 6
                                                                Investment Discretion                            Column 8
                                        Column 4     Column 5  -------------------------                     Voting Authority
               Column 2    Column 3      Market      Shares or                     (c)     Column 7     ----------------------------
Column 1       Title of     CUSIP        Value       Principal  (a)  (b) Shared- Shared-     Other         (a)        (b)       (c)
Name of Issuer   Class      Number   (In Thousands)   Amount   Sole     Defined   Other    Managers        Sole      Shared     None
--------------   -----      ------   --------------   ------   ----     -------   -----    --------        ----      ------     ----
Block H & R       Com    093671 10 5        449,898 18,761,400             X              3, 6, 7       18,761,400
Torchmark Corp.   Com    891027 10 4          4,097     77,551             X              1, 3, 6, 7        77,551
                                             23,759    449,728             X              3, 2, 4, 7       449,728
                                             77,602  1,468,900             X              3, 6, 7        1,468,900
                                             33,795    639,700             X              3, 5, 7          639,700
                                           --------
                                           $589,151
                                           ========